     Academy Funds Trust
Supplement dated July 29, 2009 to the
Statement of Additional Information dated April 30, 2009

     The sub-sections entitled “Trustees and Officers,” “Share Ownership” and “Trustee Compensation” of the section entitled “Management of Trust” on pages 17 and 18 of the Statement of Additional Information are deleted in their entirety and replaced with the following:

Trustees and Officers

     The business and affairs of the Trust are managed under the direction of its Board. The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

Number of
Portfolios in
Fund Complex
		Length		Overseen by
	Position(s) Held	of Time	Principal Occupation(s)	Trustee or	Other Directorships Held
Name, Address and Age	with the Trust	Served	During Past 5 Years	Officer	by Trustee or Officer
Interested Trustee
David Jacovini	President,	President and	Chief Executive Officer,	2	None
123 South Broad Street	Treasurer and	Treasurer	Academy Asset Management
Suite 1630	Trustee	since 2007;	LLC, Since 2007; President,
Philadelphia, PA 19109		Trustee since	VLI Capital Management
Age: 33		2009	LLC, 2006 to 2007;
Derivatives Marketer,
Deutsche Bank AG, 2002 to
2005.

Independent Trustees
Oliver St. Clair Franklin	Chairman and	Since 2007	President and CEO,	2	Board Member, Right
OBE	Trustee		International House		Management (HR
123 South Broad Street			Philadelphia (programming		consulting) and
Suite 1630			and lodging for international		Dynamis Therapeutics
Philadelphia, PA 19109			students), 2003 to 2008.		(biotech research);
Age: 63					Board Member and
Chair of the
Investment Committee,
The Philadelphia
Foundation (charitable
distributions); Board of
Advisors, The Genisys
Group (software
development; BPO
outsourcing); Board of
Directors, The Greater
Philadelphia Chamber
of Commerce.
Russell R. Wagner	Trustee	Since 2007	Sr. Vice President – Finance	2	Board Member,
123 South Broad Street			and CFO, Holy Redeemer		Philadelphia Parking
Suite 1630			Health System, Since 1994.		Authority and Holy
Philadelphia, PA 19109					Redeemer Ambulatory
Age: 51					Surgery Center, LLC;

Chairman of the Board, Liberty Community Development Corporation.

(1) David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The officer of the Trust not named above is:

Number of
Portfolios
in Fund
Complex
	Position(s) Held	Length of	Principal Occupation(s)	Overseen	Other Directorships Held
Name, Address and Age	with the Trust	Time Served	During Past 5 Years	Officer	by Officer
Michael D. Gries	Vice President,	Vice	Operations Manager,	2	None
123 South Broad Street	Chief Compliance	President	Academy Asset Management
Suite 1630	Officer and	since 2007;	LLC, Since 2007; Assistant
Philadelphia, PA 19109	Secretary	Chief	Director of MBA
Age: 34		Compliance	Admissions, MIT Sloan
		Officer and	School of Management,
		Secretary	2007; Equity Analyst,
		since 2009	theStreet.com Ratings, 2005
to 2007; Web Editor,
Lawyers Weekly, Inc., 2003
to 2005.

Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2008.

Aggregate Dollar Range
of Equity Securities in all
Funds Overseen Within
Trustee	Academy Core Equity Fund	Academy Select Opportunities Fund	Fund Complex

David Jacovini	$50,001-$100,000	$50,001-$100,000	over $100,000
Oliver St. Clair Franklin OBE	None	None	None
Russell R. Wagner	None	None	None

Trustee Compensation

     The following table describes the compensation to be paid to the Trustees for their services to the Trust. Only the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Funds.

				Total
		Pension or		Compensation
		Retirement		from the
	Aggregate	Benefits Accrued	Estimated Annual	Investment
	Compensation	as Part of Fund	Benefits Upon	Companies in the
Trustee	from the Trust	Expenses	Retirement	Fund Complex
Thomas C. Power,	$6,000	None	None	$6,000
Esq.(1)
Oliver St. Clair	$6,000	None	None	$6,000
Franklin OBE
Russell R. Wagner	$6,000	None	None	$6,000
David Jacovini	None	None	None	None

(1) Mr. Power resigned from the Board effective April 10, 2009 in connection with his appointment to serve as Senior Adviser at the National Telecommunications and Information Administration Office of the U.S. Department of Commerce.

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Please keep this Supplement for future reference.